Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity-Based Compensation [Abstract]
Summarizes equity-based compensation expense

The following table summarizes the compensation expense included in the Consolidated Statements of Earnings for the years ending December 31, 2012, 2011, and 2010 relating to equity-based compensation plans:

	Year ended December 31
($ in thousands)	2012	2011	2010
Stock options	$—	$—	$3
Restricted stock units	4,099	3,746	4,032
Total	$4,099	$3,746	$4,035

Status of equity-based compensation plans

The following table summarizes the status of these plans as of December 31, 2012:

	2009 Plan	2004 Plan	2001 Plan	1996 Plan
Awards originally available	3,400,000	6,500,000	2,000,000	1,200,000
Stock options outstanding		194,300	163,000	35,250
Restricted stock units outstanding	650,575	101,223
Options exercisable		194,300	163,000	35,250
Awards available for grant	2,041,195	262,686

Summary of status of stock options

A summary of the status of stock options as of December 31, 2012, and changes during the year then ended, is presented below:

($ in thousands except per share amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	728,050	$10.24
Exercised	(203,000)	$8.48
Expired	(62,000)	$11.25
Forfeited	(70,500)	$10.83
Outstanding at December 31, 2012	392,550	$10.91	1.5 years	$241
Exercisable at December 31, 2012	392,550	$10.91	1.5 years	$241

Summarizes information about stock options

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable at 12/31/12	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$7.75 - 11.11	306,250	1.14	$10.04
13.68 - 16.24	86,300	2.74	13.97

Summary of Service-Based Restricted Stock Units

A summary of the status of RSUs as of December 31, 2012, and changes during the year then ended is presented below:

($ in thousands except per share amounts)	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	701,449	$9.35
Granted	362,650	9.83
Converted	(273,800)	8.68
Forfeited	(38,501)	9.48
Outstanding at December 31, 2012	751,798	$9.82	8.6 years	$7,992
Convertible at December 31, 2012	216,923	$9.42	20.5 years	$2,306

Summary of status of nonvested RSUs

A summary of the nonvested RSUs as of December 31, 2012, and changes during the year then ended, is presented below:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	517,394	$9.24
Granted	362,650	9.83
Vested	(306,668)	8.61
Forfeited	(38,501)	9.48

Nonvested at December 31, 2012	534,875	9.99